Common Stock (Common Stock Rollfoward) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) In Common Stock Shares [Roll Forward]
Balance, January 1	228,770,000	210,020,000
Conversion of Convertible Debentures	10,000	150,000
Issuance of common stock	450,000	14,610,000
Issued for cash under Purchase Plans at market rate	4,870,000	3,890,000
Discount on shares purchased under Dividend Reinvestment Plan	0	0
Exercised	(20,000)	(100,000)
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	0	0
Balance, December 31	234,120,000	228,770,000
Increase (Decrease) In Common Stock Value [Roll Forward]
Common Stock, Value, Issued, Beginning Balance	$ 5,601	$ 4,738
Conversion of Convertible Debentures	0	6
Issuance of common shares	22	680
Issued for cash under Purchase Plans at market rate	200	182
Discount on shares purchased under Dividend Reinvestment Plan Value	(9)	(9)
Options exercised under senior management share option plan	1	3
Stock-based compensation	1	1
Common Stock, Value, Issued, Ending Balance	$ 5,816	$ 5,601
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Employee Stock Option [Member]
Increase (Decrease) In Common Stock Shares [Roll Forward]
Exercised	(23,800)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,000,000	1,300,000
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,500,000	6,500,000
Dividend Reinvestment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	12,600,000	4,200,000